Share Capital and Other Reserves - Schedule of Fair Value of the Warrant (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Fair Value of the Warrant [Line Items]
Expected term in years	1 year 6 months 29 days	2 years 7 months 6 days
Risk free interest rate	4.14%	3.68%
Annual expected volatility	181.40%	137.00%
Dividend yield	0.00%	0.00%